MAJOR VENDOR (Details Narrative) - Vendor One [Member] - USD ($)	12 Months Ended
	Jan. 03, 2021	Dec. 29, 2019
Concentration of credit risk	83.00%	83.00%
Due to related party	$ 171,545	$ 222,926